INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

20.INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

Ireland

ChinaCache Ireland limited was registered in Mahon, Cork, Ireland in 2013.  The entity is subject to Ireland Income Tax (12.5%).

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. ChinaCache Beijing qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2013 to 2015. The HNTE certificate of ChinaCache Beijing is expiring in 2016 and there exists uncertainties with the reapplication outcome. The Company thus applied 25% in deferred tax computation.

Beijing Blue IT has applied for renewal of High and New Technology Enterprise status from 2015 to 2017 and received official approval as High and New Technology Enterprise in July 2015, and therefore is eligible for a preferential tax rate of 15% effective from 2015 to 2017 if it continues to qualify on an annual basis.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2015, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2015, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. Based on the assessment of facts and circumstances available at December 31, 2015, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Loss before income tax expense consists of:

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(6,777)	8,533	(2,302)	(355)
PRC	(26,157)	(18,471)	(109,047)	(16,834)

	(32,934)	(9,938)	(111,349)	(17,189)

The income tax expense (benefit) comprises:

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Current	(11,809)	11,837	2,665	411
Deferred	13,104	(14,934)	(25,279)	(3,902)

	1,295	(3,097)	(22,614)	(3,491)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense (benefit) for the years ended December 31, 2013, 2014 and 2015, is as follows:

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(32,934)	(9,938)	(111,349)	(17,189)

Income tax computed at PRC statutory tax rate of 25%	(8,233)	(2,485)	(27,838)	(4,297)
Preferential tax rates	(50)	2,192	3,335	515
International rate differences	1,496	2,169	(1,745)	(269)
Additional 50% tax deduction for qualified research and development expenses	(7,227)	(10,861)	(9,531)	(1,472)
Non-deductible expenses	22,389	8,629	18,564	2,866
Effect of changes in tax rates on deferred taxes	3,947	(5,575)	(1,406)	(218)
Changes in unrecognized tax benefits	2,738	616	(1,939)	(299)
Changes in the valuation allowance	(2,123)	1,980	(1,949)	(301)
Effect of changes in tax rates on prior year tax	(11,642)	—	—	—
Other permanent difference	—	238	(105)	(16)

Income tax expense (benefit)	1,295	(3,097)	(22,614)	(3,491)

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2014	2015
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	9,149	8,392	1,296
- Deferred government grant	5,604	2,454	379
- Accruals	6,061	7,077	1,092
Less: valuation allowance	(156)	—	—

Net current deferred tax assets	20,658	17,923	2,767

Non-current:
- Tax losses	2,218	8,112	1,252
- Property and equipment	980	2,093	324
- Deferred government grant	—	1,266	195
- Intangible assets	—	322	50
Less: valuation allowance	(2,218)	(425)	(66)

Net non-current deferred tax assets	980	11,368	1,755

Total Deferred tax assets	21,638	29,291	4,522

Deferred tax liabilities:
Non-current:
- Property and equipment	44	—	—

Net non-current deferred tax liabilities	44	—	—

Total Deferred tax liabilities	44	—	—

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years.

As of December 31, 2015, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB44,860,000 (US$6,925,000), which will expire between 2016 and 2020.

As of December 31, 2015, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2014 and 2015, the Company recorded an unrecognized tax benefit of RMB24,917,000 and RMB22,978,000 (US$3,547,000), respectively, of which RMB13,178,000 and RMB6,828,000 (US$1,054,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.  The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2014 and 2015, all of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded penalty of RMB99,000 and RMB2,206,000 (US$341,000) and interest expense of RMB2,031,000 and RMB1,619,000 (US$250,000) for the years ended December 31, 2014 and 2015, respectively.

As of December 31, 2015, the Company’s tax years ended December 31, 2008 through 2015 remain open for statutory examination by tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Balance—beginning	24,301	24,917	3,847
Increase based on tax positions related to the current year	1,518	321	49
Decrease of tax positions related to prior year	(902)	(2,260)	(349)
Reclassified as liabilities held for sale (Note 10)	—	(4,813)	(743)

Balance—ending	24,917	18,165	2,804